MINING RIGHTS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
MINING RIGHTS

NOTE 3 – MINING RIGHTS

On October 5, 2010, the Company entered into a binding offer letter agreement, as amended November 21, 2010, with Mexivada Mining Corp., pursuant to which the Company would be granted an option to acquire up to an 80% legal and beneficial ownership interest in Mexivada’s La Viuda and La Viuda-1 concessions comprising its AuroTellurio tellurium-gold-silver property (the “Property”) in Moctezuma, Sonora, Mexico. Under the terms of the Letter Agreement, the Company paid a deposit of $20,000, which will be credited to the Company towards its first annual payment due at the closing of the acquisition. The $20,000 the Company paid to Mexivada is included in the balance sheet at January 31, 2011 as “Mineral rights” pending the Closing of the acquisition. The Company will pay an additional $10,000 and issue 250,000 common shares to Mexivada upon the Closing, which the Company expects to be prior to the end of the Company’s second fiscal quarter. Additionally, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing.

On February 11, 2011, the Company entered into a property option agreement (the “AuroTellurio Option Agreement”) with Mexivada, which formalized and replaced the Letter Agreement. Under the terms of the AuroTellurio Option Agreement, in addition to cash payments and share issuances mentioned above, the Company will incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico.  Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions.  The Company expects to obtain a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its exploration program, and obtaining this agreement is a precondition to the Closing.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property.  If costs of the exploration program exceed the agreed upon $300,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis.  Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property. The Closing is expected to take place prior to the end of the Company’s second fiscal quarter.

NOTE 4 – MINING RIGHTS

On February 11, 2011, the Company entered into a property option agreement (the “AuroTelurio Option Agreement”) with Mexivada Mining Corp. (“Mexivada”) to acquire up to an 80% interest in Mexivada’s concessions comprising its AuroTelurio tellurium-gold-silver property (the “La Viuda Concessions,” the “AuroTelurio Property” or the “Property”) in Mexico.

Under the terms of the AuroTelurio Option Agreement, the Company will acquire up to an 80% legal and beneficial ownership interest in the AuroTelurio Property by making certain cash payments and share issuances to Mexivada and incurring certain exploration expenditures on the Property. See Note 10 for the Company’s commitments under the AuroTelurio Option Agreement.

Mexivada and its Mexican subsidiary hold only the mineral rights in the AuroTellurio Property, which rights were granted by the government of Mexico. Neither Mexivada nor its Mexican subsidiary owns the real property rights to the land underlying the La Viuda Concessions. Prior to the first closing under the AuroTellurio Option Agreement on August 4, 2011, the Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program. The agreement became effective June 17, 2011, runs for a term of 12 months and may be extended for two additional years under the same terms. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land.

On August 4, 2011, the Company conducted the first closing (the “First Closing”) under the AuroTellurio Option Agreement. The purchase price for the First Closing was $30,000 in cash and 250,000 restricted shares of common stock of the Company, fair valued at $17,500 based on the market price on the date of issuance. The $30,000 in cash includes the $20,000 deposits paid to Mexivada in December 2010 in connection with signing the binding offer letter agreement, which provided the Company with additional time to perform its due diligence, raise a financing, and prepare a definite purchase agreement. At the closing, the Company paid the remaining $10,000 in cash and issued 250,000 shares of common stock to Mexivada.

In exchange, the Company received from Mexivada four fully executed title deeds, each transferring to the Company a twenty percent (20%) interest in the La Viuda Concessions comprising the AuroTellurio Property, to be held in escrow by the Company's counsel until fully vested in accordance with their terms. If the Company defaults on its commitments under the AuroTelurio Option Agreement or otherwise determines not to proceed with the acquisition of the AuroTelurio Property, all unvested interests and related title deeds in the AuroTelurio Property will be returned to Mexivada.